Total Invested Assets and Related Net Investment Income - Cash, Cash Equivalents and Short-term Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement [Abstract]
Cash	$ 2,294	$ 2,001
Cash equivalents	7,835	9,169
Short-term securities	3,744	2,003
Cash, cash equivalents and short-term securities	13,873	13,173
Less: Bank overdraft, recorded in Other liabilities	175	0
Net cash, cash equivalents and short-term securities	$ 13,698	$ 13,173